Leases - Minimum future payments (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Leases
2025	$ 328
2026	1,506
2027	1,137
2028	820
2029	552
Thereafter	1,164
Total undiscounted lease payments	5,507
Less: imputed interest	(938)
Lease obligations under operating leases	$ 4,569	$ 4,860